Allowance for Loans Losses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 8,854	$ 7,679	$ 7,679	$ 4,812
Provision for loan losses	1,137	2,867	6,171	8,340
Charge-offs	(4,731)	(3,781)	(5,010)	(5,512)
Recoveries	49	8	14	39
Ending balance	5,309	6,773	8,854	7,679
Ending balance: individually evaluated for impairment	2,845	4,146	6,209	4,927
Ending balance: collectively evaluated for impairment	2,464	2,627	2,645	2,752
Ending balance	199,315	217,238	206,699	228,969
Ending balance: individually evaluated for impairment	11,108	19,070	15,253	26,349
Ending balance: collectively evaluated for impairment	188,207	198,168	191,446	202,620
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	695	791	791	762
Provision for loan losses	254	6	11	1,287
Charge-offs	(295)	(109)	(109)	(1,280)
Recoveries	9	1	2	22
Ending balance	663	689	695	791
Ending balance: individually evaluated for impairment			39	109
Ending balance: collectively evaluated for impairment	663	689	656	682
Ending balance	26,205	28,279	26,203	25,572
Ending balance: individually evaluated for impairment			39	351
Ending balance: collectively evaluated for impairment	26,205	28,279	26,164	25,221
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,171	1,200	1,200	2,245
Provision for loan losses	950	1,849	3,367	(589)
Charge-offs	(1,877)	(194)	(396)	(456)
Recoveries	10
Ending balance	3,254	2,855	4,171	1,200
Ending balance: individually evaluated for impairment	2,034	1,683	3,002	315
Ending balance: collectively evaluated for impairment	1,220	1,172	1,214	885
Ending balance	96,116	94,782	94,513	94,356
Ending balance: individually evaluated for impairment	6,771	6,606	6,671	5,707
Ending balance: collectively evaluated for impairment	89,345	88,176	87,842	88,649
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,768	3,877	3,877	619
Provision for loan losses	9	410	703	6,342
Charge-offs	(1,740)	(2,801)	(2,812)	(3,084)
Ending balance	37	1,486	1,768	3,877
Ending balance: individually evaluated for impairment		1,450	1,740	3,647
Ending balance: collectively evaluated for impairment	37	36	28	230
Ending balance	2,486	5,699	4,361	15,435
Ending balance: individually evaluated for impairment		2,722	2,175	11,189
Ending balance: collectively evaluated for impairment	2,486	2,977	2,186	4,246
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18	19	19	24
Provision for loan losses	5	3	(1)	(7)
Charge-offs	(5)	(8)	(8)	(15)
Recoveries		3	9	17
Ending balance	18	17	18	19
Ending balance: collectively evaluated for impairment	18	17	19	19
Ending balance	1,299	1,448	1,392	1,399
Ending balance: collectively evaluated for impairment	1,299	1,448	1,392	1,399
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	804	661	661	770
Provision for loan losses	71	345	1,014	(2)
Charge-offs	(456)	(139)	(872)	(107)
Recoveries	30
Ending balance	449	867	804	661
Ending balance: individually evaluated for impairment	240	566	451	387
Ending balance: collectively evaluated for impairment	209	301	352	274
Ending balance	19,460	25,701	21,054	25,964
Ending balance: individually evaluated for impairment	1,686	7,946	3,709	6,928
Ending balance: collectively evaluated for impairment	17,774	17,755	17,345	19,036
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,398	838	838	390
Provision for loan losses	(152)	533	1,370	1,018
Charge-offs	(358)	(530)	(813)	(570)
Recoveries		4	3
Ending balance	888	845	1,398	838
Ending balance: individually evaluated for impairment	571	447	977	469
Ending balance: collectively evaluated for impairment	317	398	376	369
Ending balance	53,749	61,329	59,176	66,243
Ending balance: individually evaluated for impairment	2,651	1,796	2,659	2,174
Ending balance: collectively evaluated for impairment	51,098	59,533	56,517	64,069
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		293	293	2
Provision for loan losses		(279)	(293)	291
Ending balance		14		293
Ending balance: collectively evaluated for impairment		$ 14		$ 293